SUPPLEMENTAL CASH FLOW INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION
18.	SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information is as follows:

	Nine Months Ended
	September 30,	September 30,
(in millions)	2012	2011
Net cash from operating activities included:
Interest paid	$18.6	$17.7

Noncash investing and financing activities include:
Capital expenditures included in accounts payable	$—	$1.3

16. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information is as follows:

	Successor		Predecessor
(in millions)	Year Ended December 31, 2011	June 23, 2010 (inception date) to December 31, 2010	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Net cash from operating activities included:
Interest paid	$37.9	$—	$—	$—
Income taxes paid through MPC LP and Speedway	—	—	67.9	34.3

Noncash investing and financing activities include:
PP&E recognized (derecognized) in sale leaseback	$(12.1)	$24.5	$—	$—
Acquisition consideration funded by Investors	—	80.0	—	—
PP&E contributions by (distributions to) Marathon	—	—	0.6	(0.1)